CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Cumulative Effect, Period of Adoption, Adjustment	Ordinary Shares	Additional Paid-in Capital	Treasury Stock	(Accumulated Deficit)	(Accumulated Deficit) Cumulative Effect, Period of Adoption, Adjustment	Accumulated Other Comprehensive Income
Balance at Dec. 31, 2017	$ 90,992	$ 8,563	$ 122	$ 1,263,006	$ (8,374)	$ (1,226,173)	$ 8,563	$ 62,411
Balance (in shares) at Dec. 31, 2017			35,506,366
Increase (Decrease) in Stockholders' Equity
Repurchase or buyback of ordinary shares	$ (2,525)				(2,525)
Repurchase or buyback of ordinary shares (in shares)	(623,765)		(623,765)
Restricted stock issued and restricted stock units released	$ 1,097			1,097
Restricted stock issued and restricted stock units released (in shares)			399,991
Ordinary shares issued upon option exercise	$ 80		$ 1	79
Ordinary shares issued upon option exercise (in shares)			35,150
Accounting Standards Update [Extensible List]	us-gaap:AccountingStandardsUpdate201409Member
Acquisition of non-controlling interests	$ (22)			(22)
Net income (loss)	4,820					4,820
Other comprehensive income (loss), net of tax
Foreign currency translation	(839)							(839)
Balance at Dec. 31, 2018	102,166		$ 123	1,264,160	(10,899)	(1,212,790)		61,572
Balance (in shares) at Dec. 31, 2018			35,317,742
Increase (Decrease) in Stockholders' Equity
Repurchase or buyback of ordinary shares	$ (1,049)				(1,049)
Repurchase or buyback of ordinary shares (in shares)	(328,856)		(328,856)
Restricted stock issued and restricted stock units released	$ 1,399			1,399
Restricted stock issued and restricted stock units released (in shares)			510,438
Ordinary shares issued upon option exercise	56			56
Ordinary shares issued upon option exercise (in shares)			25,000
Net income (loss)	(3,913)					(3,913)
Other comprehensive income (loss), net of tax
Foreign currency translation	529							529
Balance at Dec. 31, 2019	$ 99,188		$ 123	1,265,615	(11,948)	(1,216,703)		62,101
Balance (in shares) at Dec. 31, 2019	35,525,000		35,524,324
Increase (Decrease) in Stockholders' Equity
Repurchase or buyback of ordinary shares	$ (374)				(374)
Repurchase or buyback of ordinary shares (in shares)	(199,331)		(199,331)
Restricted stock issued and restricted stock units released	$ 703			703
Restricted stock issued and restricted stock units released (in shares)			573,281
Net income (loss)	(23,676)					(23,676)
Other comprehensive income (loss), net of tax
Foreign currency translation	1,560							1,560
Balance at Dec. 31, 2020	$ 77,401		$ 123	$ 1,266,318	$ (12,322)	$ (1,240,379)		$ 63,661
Balance (in shares) at Dec. 31, 2020	35,898,000		35,898,274